Other Balance Sheet Accounts - Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	$ 19,702	$ 12,984
Accrued interest income on short-term investments	2,642	4,209
Other receivables	3,059	1,736
Other current assets	2,816	4,388
Total prepaid expenses and other current assets	$ 28,219	$ 23,317